Intangible Assets (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017
Amortizable intangible assets (in thousands)
	December 31, 2020		December 31, 2019
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 0-8 years)	$4,910	4,852	4,910	4,806
Above Market leases (useful life 5 years)	-	-	-	-
	$4,910	4,852	4,910	4,806

Dock 79
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$4,727
Annual Amortization:
2017	$2,501
2018	2,201
2019	25

Cranberry Run Business Park
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$183
Annual Amortization:
2019	$79
2020	46
2021	46
2022	12